OTHER INCOME	12 Months Ended
Dec. 31, 2024
OTHER INCOME
OTHER INCOME

19.OTHER INCOME

Other income consists of the following:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Government subsidy	15,321,092	22,113,917	3,048,458	417,637
Others	36,745,626	8,587,934	5,213,247	714,212
Total	52,066,718	30,701,851	8,261,705	1,131,849